                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                       Certified Shareholder Report of
                  Registered Management Investment Companies

                                   811-7115

                     (Investment Company Act File Number)

                     Federated Total Return Series, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 9/30/06

              Date of Reporting Period: Six months ended 3/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.89		$10.11	$10.23	$10.46	$10.31	$ 9.84
Income From Investment Operations:
Net investment income	0.23		0.52	0.43	0.39	0.60	0.68
Net realized and unrealized gain (loss) on investments	(0.19)		(0.23)	(0.03)	(0.12)	0.23	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.29	0.40	0.27	0.83	1.15
Less Distributions:
Distributions from net investment income	(0.24)		(0.51)	(0.44)	(0.39)	(0.60)	(0.68)
Distributions from net realized gain on investments	--		--	(0.08)	(0.11)	(0.08)	--
TOTAL DISTRIBUTIONS	(0.24)		(0.51)	(0.52)	(0.50)	(0.68)	(0.68)
Net Asset Value, End of Period	$9.69		$ 9.89	$10.11	$10.23	$10.46	$10.31
Total Return [2]	0.41%		2.96%	4.09%	2.62%	8.40%	12.03%

Ratios to Average Net Assets:
Net expenses	0.33	% [3]	0.33%	0.33%	0.31%	0.30%	0.30%
Net investment income	4.62	% [3]	5.11%	4.23%	3.78%	5.82%	6.63%
Expense waiver/reimbursement [4]	0.49	% [3]	0.50%	0.51%	0.51%	0.55%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,680		$260,040	$242,943	$309,572	$300,613	$139,737
Portfolio turnover	76%		79%	86%	127%	105%	99%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.89		$10.11	$10.23	$10.46	$10.31	$ 9.84
Income From Investment Operations:
Net investment income	0.21		0.49	0.40	0.36	0.57	0.65
Net realized and unrealized gain (loss) on investments	(0.18)		(0.23)	(0.03)	(0.12)	0.23	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.03		0.26	0.37	0.24	0.80	1.12
Less Distributions:
Distributions from net investment income	(0.23)		(0.48)	(0.41)	(0.36)	(0.57)	(0.65)
Distributions from net realized gain on investments	--		--	(0.08)	(0.11)	(0.08)	--
TOTAL DISTRIBUTIONS	(0.23)		(0.48)	(0.49)	(0.47)	(0.65)	(0.65)
Net Asset Value, End of Period	$9.69		$ 9.89	$10.11	$10.23	$10.46	$10.31
Total Return [2]	0.27%		2.66%	3.78%	2.31%	8.07%	11.69%

Ratios to Average Net Assets:
Net expenses	0.61	% [3]	0.62%	0.63%	0.61%	0.60%	0.60%
Net investment income	4.34	% [3]	4.80%	3.93%	3.48%	5.53%	6.28%
Expense waiver/reimbursement [4]	0.44	% [3]	0.45%	0.46%	0.46%	0.50%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,084		$62,647	$51,855	$48,632	$48,896	$33,261
Portfolio turnover	76%		79%	86%	127%	105%	99%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.10	$1.65
Institutional Service Shares	$1,000	$1,002.70	$3.05
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.29	$1.66
Institutional Service Shares	$1,000	$1,021.89	$3.07

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%
Institutional Service Shares	0.61%

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.6%
Non-Agency Mortgage-Backed Securities	6.6%
Repurchase Agreements--Cash	3.6%
Repurchase Agreements--Collateral [2]	3.2%
Other Assets and Liabilities--Net [3]	(4.0)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2006 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--87.5%
		Federal Home Loan Mortgage Corporation--50.5%
$12,878,598		4.500%, 1/1/2019 - 6/1/2019	$12,307,421
66,333,420		5.000%, 8/1/2018 - 4/1/2036	63,408,708
54,402,540		5.500%, 12/1/2020 - 4/1/2036	53,247,842
27,041,583		6.000%, 7/1/2034 - 4/1/2036	27,061,713
2,294,864		7.000%, 6/1/2028 - 10/1/2032	2,363,021
1,077,734		7.500%, 1/1/2027 - 2/1/2031	1,131,972
83,032		8.000%, 3/1/2031	88,202
		TOTAL	159,608,879
		Federal National Mortgage Association--36.7%
12,555,895	[1]	4.500%, 4/1/2019 - 4/1/2021	12,007,979
11,146,272		5.000%, 12/1/2018 - 3/1/2034	10,852,657
50,434,190		5.500%, 2/1/2018 - 1/1/2036	49,371,118
25,053,048	[1]	6.000%, 5/1/2021 - 5/1/2036	25,133,070
15,384,142		6.500%, 2/1/2014 - 12/1/2035	15,716,797
2,744,792		7.000%, 6/1/2016 - 7/1/2032	2,824,259
42,254		7.500%, 4/1/2015	43,634
43,889		8.000%, 12/1/2026	46,869
		TOTAL	115,996,383
		Government National Mortgage Association--0.3%
220,884		7.000%, 9/15/2028 - 11/15/2031	230,362
530,724		8.000%, 10/15/2030 - 11/15/2030	564,806
		TOTAL	795,168
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $279,341,069)	276,400,430
		COLLATERALIZED MORTGAGE OBLIGATIONS--7.8%
		Federal Home Loan Mortgage Corporation--1.1%
6,647,443		4.500%, 8/15/2011, REMIC 2706 IO	213,915
3,242,353		7.500%, 4/15/2033, REMIC 3076 NM	3,347,346
		TOTAL	3,561,261
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--0.1%
$410,174		0.000%, 10/1/2035, REMIC 361 1	$313,879
219,191		6.500%, 4/1/2032, REMIC 321 2	54,661
		TOTAL	368,540
		Non-Agency Mortgage--6.6%
3,288,169		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	3,187,665
2,220,084		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,105,765
2,676,677		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	2,538,777
1,150,099		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	1,140,370
2,657,126		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,577,274
2,290,000		First Horizon Asset Securities, Inc. REMIC 2006-1 2A1, 5.250%, 3/25/2021	2,237,765
3,178,151		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.576%, 11/25/2034	3,143,080
1,315	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	920
109,603	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	89,292
477,985	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	16,581
4,962		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	4,962
1,978,626		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.000%, 6/25/2018	1,918,958
1,837,886		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.612%, 1/25/2035	1,795,083
		TOTAL	20,756,492
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,473,188)	24,686,293
		ADJUSTABLE RATE MORTGAGES--1.9%
		Federal National Mortgage Association--1.9%
2,963,936		4.416%, 5/1/2034, ARM	2,871,740
3,182,952		4.999%, 7/1/2035, ARM	3,122,887
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,165,055)	5,994,627
Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$52,004		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST $51,925)	$51,357
		REPURCHASE AGREEMENTS--6.8%
2,878,000	[3]	Interest in $106,000,000 joint repurchase agreement 4.67%, dated 3/13/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $106,412,517 on 4/12/2006. The market value of the underlying securities at the end of the period was $111,087,046 (segregated pending settlement of dollar-roll transactions).	2,878,000
11,140,000		Interest in $2,500,000,000 joint repurchase agreement 4.83%, dated 3/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $2,501,006,250 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,560,315,050.	11,140,000
7,300,000	[3]	Interest in $49,500,000 joint repurchase agreement 4.69%, dated 3/16/2006 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 11/1/2034 for $49,712,809 on 4/18/2006. The market value of the underlying security at the end of the period was $50,591,714 (segregated pending settlement of dollar-roll transactions).	7,300,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	21,318,000
		TOTAL INVESTMENTS--104.0% (IDENTIFIED COST $332,349,237) [4]	328,450,707
		OTHER ASSETS AND LIABILITIES - NET--(4.0)%	(12,687,370)
		TOTAL NET ASSETS--100%	$315,763,337

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $106,793 which represents 0.03% of total net assets.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $332,349,237.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $332,349,237)		$328,450,707
Cash		859
Income receivable		1,389,694
Receivable for investments sold		20,764,996
Receivable for shares sold		368,298
TOTAL ASSETS		350,974,554
Liabilities:
Payable for investments purchased	$23,645,932
Payable for shares redeemed	673,347
Income distribution payable	585,637
Payable for dollar roll transactions	10,280,012
Payable for distribution services fee (Note 5)	2,724
Payable for shareholder services fee (Note 5)	12,386
Accrued expenses	11,179
TOTAL LIABILITIES		35,211,217
Net assets for 32,581,749 shares outstanding		$315,763,337
Net Assets Consist of:
Paid-in capital		$332,373,274
Net unrealized depreciation of investments		(3,898,530)
Accumulated net realized loss on investments		(11,888,547)
Distributions in excess of net investment income		(822,860)
TOTAL NET ASSETS		$315,763,337
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($249,679,559 ÷ 25,763,080 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.69
Institutional Service Shares:
($66,083,778 ÷ 6,818,669 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.69

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2006 (unaudited)

Investment Income:
Interest			$7,845,236
Expenses:
Investment adviser fee (Note 5)		$633,622
Administrative personnel and services fee (Note 5)		126,148
Custodian fees		12,240
Transfer and dividend disbursing agent fees and expenses		36,253
Directors'/Trustees' fees		2,922
Auditing fees		9,855
Legal fees		2,722
Portfolio accounting fees		47,586
Distribution services fee--Institutional Service Shares (Note 5)		78,093
Shareholder services fee--Institutional Shares (Note 5)		317,921
Shareholder services fee--Institutional Service Shares (Note 5)		70,633
Share registration costs		17,936
Printing and postage		10,175
Insurance premiums		4,586
Taxes		11,944
Miscellaneous		1,397
TOTAL EXPENSES		1,384,033
Waivers (Note 5):
Waiver of investment adviser fee	$(381,513)
Waiver of administrative personnel and services fee	(5,443)
Waiver of distribution services fee--Institutional Service Shares	(62,474)
Waiver of shareholder services fee--Institutional Shares	(317,921)
TOTAL WAIVERS		(767,351)
Net expenses			616,682
Net investment income			7,228,554
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(3,728,601)
Net change in unrealized depreciation of investments			(2,239,921)
Net realized and unrealized loss on investments			(5,968,522)
Change in net assets resulting from operations			$1,260,032

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2006	Year Ended 9/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,228,554	$15,375,706
Net realized loss on investments	(3,728,601)	(3,074,893)
Net change in unrealized appreciation/depreciation of investments	(2,239,921)	(3,656,412)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,260,032	8,644,401
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,258,420)	(12,723,782)
Institutional Service Shares	(1,452,402)	(2,677,523)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,710,822)	(15,401,305)
Share Transactions:
Proceeds from sale of shares	35,426,034	99,163,326
Net asset value of shares issued to shareholders in payment of distributions declared	4,346,763	8,605,315
Cost of shares redeemed	(40,246,293)	(73,122,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(473,496)	34,646,639
Change in net assets	(6,924,286)	27,889,735
Net Assets:
Beginning of period	322,687,623	294,797,888
End of period (including distributions in excess of net investment income of $(822,860) and $(340,592), respectively)	$315,763,337	$322,687,623

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 1,109
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$82,345
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$14,678

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended March 31, 2006, was as follows:

Maximum amount outstanding during the period	$ 47,702,442
Average amount outstanding during the period [1]	$ 19,389,534
Average shares outstanding during the period	32,412,017
Average debt per share outstanding during the period	$0.60

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended March 31, 2006.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2006, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,136,513	$20,929,392	6,415,372	$64,316,473
Shares issued to shareholders in payment of distributions declared	365,687	3,577,273	709,530	7,109,779
Shares redeemed	(3,030,300)	(29,689,032)	(4,868,888)	(48,865,785)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(528,100)	$(5,182,367)	2,256,014	$22,560,467

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,483,030	$14,496,642	3,473,305	$34,846,853
Shares issued to shareholders in payment of distributions declared	78,657	769,490	149,311	1,495,536
Shares redeemed	(1,076,799)	(10,557,261)	(2,418,946)	(24,256,217)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	484,888	$4,708,871	1,203,670	$12,086,172
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(43,212)	$(473,496)	3,459,684	$34,646,639

4. FEDERAL TAX INFORMATION

At March 31, 2006, the cost of investments for federal tax purposes was $332,349,237. The net unrealized depreciation of investments for federal tax purposes was $3,898,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $219,958 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,118,488.

At September 30, 2005, the Fund had a capital loss carryforward of $6,109,212 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$6,048,203

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the Adviser voluntarily waived $381,513 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, FSC voluntarily waived $62,474 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2006, FSC retained $15,619 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended March 31, 2006, FSSC voluntarily waived $317,921 of its fee. For the six months ended March 31, 2006, FSSC retained $1,684 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2006, were as follows:

Purchases	$8,155,416
Sales	$5,675,727

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,		Period Ended
	3/31/2006		2005 [2]	2004	9/30/2003	[3]
Net Asset Value, Beginning of Period	$9.35		$9.35	$9.50	$9.60
Income From Investment Operations:
Net investment income	0.15		0.25	0.20	0.25
Net realized and unrealized loss on investments, options and futures contracts	(0.03)		(0.05)	(0.15)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.20	0.05	0.15
Less Distributions:
Distributions from net investment income	(0.14)		(0.20)	(0.20)	(0.25)
Net Asset Value, End of Period	$9.33		$9.35	$9.35	$9.50
Total Return [4]	1.30%		2.42%	0.68%	1.23%

Ratios to Average Net Assets:
Net expenses	0.90	% [5]	0.90%	0.90%	0.90	% [5]
Net investment income	3.07	% [5]	2.35%	2.34%	2.53	% [5]
Expense waiver/reimbursement [6]	0.42	% [5]	0.40%	0.40%	0.37	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$99,124		$147,396	$340,610	$432,352
Portfolio turnover	6%		26%	39%	63%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on December 5, 2005.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.00	$4.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.44	$4.53

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	38.6%
Corporate Debt Securities	34.3%
Collateralized Mortgage Obligations	12.1%
U.S. Treasury and Agency Securities [3]	6.0%
Mortgage-Backed Securities [4]	4.9%
Cash Equivalents [5]	4.5%
Other Assets and Liabilities--Net	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

Portfolio of Investments

March 31, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.9%
		Federal National Mortgage Association--5.9%
$9,737,710		FNMA ARM 544848, 4.987%, 4/01/2030	$9,845,263
7,016,878		FNMA ARM 544872, 5.106%, 7/01/2034	7,117,430
2,596,535		FNMA ARM 556379, 5.151%, 5/01/2040	2,600,115
8,179,651		FNMA ARM 618128, 4.546%, 8/01/2033	8,194,391
424,849		FNMA ARM 638822, 5.650%, 6/01/2032	435,000
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $28,351,950)	28,192,199
		ASSET-BACKED SECURITIES--38.6%
		Auto Receivables--16.5%
1,246,995		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,242,929
5,000,000		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010	4,942,299
1,045,859		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,038,049
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	3,439,354
2,343,332		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,319,397
4,830,692		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 4/15/2009	4,789,416
287,825		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	287,759
502,964		Harley-Davidson Motorcycle Trust 2001-3, Class B, 4.07%, 10/15/2009	502,200
679,030		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	661,779
960,904		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	924,841
2,770,824		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 7/15/2012	2,685,214
2,063,501		Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008	2,034,702
6,210,420		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	6,156,476
5,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	4,934,356
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,464,171
711,989		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.70%, 9/15/2008	710,219
8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	7,925,774
779,631		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	753,037
4,442,579		Nissan Auto Lease Trust 2004-A, Class A3, 2.88%, 8/15/2007	4,415,642
1,000,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	993,556
3,500,000		Nissan Auto Receivable Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	3,415,213
5,500,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	5,423,700
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,949,062		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	$2,933,332
9,553,007		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	9,347,825
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	5,944,352
		TOTAL	79,285,592
		Credit Card--8.8%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 4.83875%, 4/16/2012	3,008,919
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 4.77875%, 10/15/2009	5,008,180
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	6,928,696
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 5.70%, 2/9/2009	4,018,280
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 4.87%, 11/25/2013	5,008,786
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 4.99%, 10/7/2013	5,042,776
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,015,377
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.17875%, 9/15/2009	2,510,035
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.79875%, 8/15/2012	6,022,769
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.93875%, 8/15/2012	1,004,258
		TOTAL	42,568,076
		Equipment Lease--3.1%
4,500,512		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	4,428,988
4,500,000		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	4,345,387
2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	2,466,124
2,268,834	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	2,202,902
1,418,021	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,380,572
		TOTAL	14,823,973
		Home Equity Loan--6.6%
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.46813%, 9/25/2034	5,024,220
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.17813%, 7/25/2035	2,524,473
253,044	[1]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.56813%, 5/25/2029	246,114
363,202	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	364,745
58,165		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 3/25/2020	57,956
1,236,626		Countrywide Asset Backed Certificates 2004-4, Class A, 5.18813%, 8/25/2034	1,242,317
2,429,866		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.02625%, 9/20/2023	2,433,478
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$502,541		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.16813%, 3/25/2034	$502,777
257,666		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.05813%, 11/25/2034	257,787
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 5.29813%, 5/25/2034	4,023,752
605,199	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	602,799
878,045		Hasco NIM Trust 2006-OP2A, Class N1, 5.8563%, 11/5/2011	878,045
447,308	[1,2]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 5.01813%, 2/25/2009	447,626
331,203	[1,2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	330,601
520,043		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	513,568
109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	24,054
2,893,452		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.21813%, 11/17/2034	2,904,121
1,149,604		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.14813%, 2/25/2035	1,153,725
4,208,167	[1,2]	Quest Trust 2004 - X1, Class A, 5.14813%, 3/25/2034	4,212,123
1,183,610		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.11813%, 8/25/2033	1,185,274
2,703,247		Saxon Asset Securities Trust 2005-1, Class A1, 5.04813%, 5/25/2035	2,711,445
		TOTAL	31,641,000
		Manufactured Housing--1.6%
1,451,898		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,488,952
5,557,721		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	5,819,587
139,151		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	133,566
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.27%, 6/7/2016	517,113
		TOTAL	7,959,218
		Other--0.6%
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 5.68%, 6/15/2009	3,003,127
		Rate Reduction Bond--1.4%
5,982,449		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	5,833,135
863,796		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	868,161
		TOTAL	6,701,296
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $187,827,700)	185,982,282
Principal Amount			Value
		CORPORATE BONDS--34.0%
		Basic Industry - Chemicals--0.9%
$4,300,000		Praxair, Inc., 2.75%, 6/15/2008	$4,073,295
		Capital Goods - Aerospace & Defense--1.4%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,251,560
4,500,000		General Dynamics Corp., 2.125%, 5/15/2006	4,486,634
		TOTAL	6,738,194
		Capital Goods - Diversified Manufacturing--0.6%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,966,626
		Capital Goods - Environmental--0.6%
3,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	3,026,478
		Communications - Media & Cable--0.6%
3,000,000		Cox Communications, Inc., Note, 5.45%, 12/14/2007	3,020,622
		Communications - Media Noncable--1.8%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.24%, 6/15/2010	4,753,765
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,949,004
		TOTAL	8,702,769
		Communications - Telecom Wireless--1.2%
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,612,709
3,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	3,000,163
		TOTAL	5,612,872
		Communications - Telecom Wirelines--1.8%
4,250,000		AT&T Corp., Note, 5.75%, 5/2/2006	4,251,678
2,000,000		BellSouth Corp., 4.87375%, 11/15/2007	2,002,712
2,290,000		Telecom Italia Capital, Note, 5.16%, 2/1/2011	2,309,360
		TOTAL	8,563,750
		Consumer Cyclical - Automotive--1.6%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,476,903
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.10%, 3/7/2007	4,074,005
		TOTAL	7,550,908
		Consumer Cyclical - Entertainment--0.8%
4,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,806
		Consumer Cyclical - Retailers--0.4%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,033,100
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--1.5%
$4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	$3,940,766
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,419,406
		TOTAL	7,360,172
		Consumer Non-Cyclical Health Care--0.8%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,864,214
		Consumer Non-Cyclical Products--1.0%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,393,319
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,397,837
		TOTAL	4,791,156
		Energy - Independent--0.6%
3,158,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,013,316
		Energy - Integrated--1.1%
2,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	2,457,064
3,000,000		Conoco, Inc., 5.45%, 10/15/2006	3,004,771
		TOTAL	5,461,835
		Financial Institution - Banking--2.9%
4,600,000		PNC Funding Corp., 5.75%, 8/1/2006	4,609,293
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,594,727
4,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	4,484,455
		TOTAL	13,688,475
		Financial Institution - Brokerage--2.7%
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,176,398
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,602,652
		TOTAL	12,779,050
		Financial Institution - Finance Noncaptive--2.4%
7,100,000		American Express Co., 3.75%, 11/20/2007	6,943,889
5,000,000		SLM Corp., Floating Rate Note, 5.61%, 12/15/2014	4,720,300
		TOTAL	11,664,189
		Financial Institution - REITs--1.5%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	2,944,419
4,000,000		Duke Realty Corp., Floating Rate Note, 5.19538%, 12/22/2006	4,000,855
		TOTAL	6,945,274
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt--1.9%
$4,500,000		Ontario, Province of, 2.35%, 6/30/2006	$4,474,219
4,600,000		Quebec, Province of, 5.50%, 4/11/2006	4,600,405
		TOTAL	9,074,624
		Technology--0.5%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,024,591
1,500,000	[1,2]	Oracle Corp., Floating Rate Note, 4.81%, 1/13/2009	1,500,816
		TOTAL	2,525,407
		Transportation - Airlines--1.0%
4,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	4,771,622
		Transportation - Railroads--0.5%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,548,491
		Transportation - Services--0.8%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,898,727
		Utility - Electric--3.1%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,946,486
4,500,000		FPL Group, Inc., 3.25%, 4/11/2006	4,498,768
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,503,355
		TOTAL	14,948,609
		TOTAL CORPORATE BONDS (IDENTIFIED COST $166,694,751)	163,624,581
		MORTGAGE-BACKED SECURITIES--1.1%
		Federal National Mortgage Association--1.1%
2,038,159		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,031,233
863,174		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	881,180
2,563,341		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,616,810
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,662,779)	5,529,223
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.1%
		Federal Home Loan Mortgage Corporation--0.3%
1,689,884		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	93,138
1,185,089		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.09875%, 2/15/2018	1,189,773
		TOTAL	1,282,911
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--11.8%
$329,624		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	$329,727
852,012	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	767,739
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.32625%, 4/1/2014	1,001,779
2,293,405		Countrywide Home Loans 2003-15, Class 1A1, 5.31813%, 6/25/2018	2,295,783
794,876		Countrywide Home Loans 2003-J1, Class 1A7, 5.75%, 3/25/2033	793,304
1,995,853		Countrywide Home Loans 2006-OA5, Class 2A3, 5.18813%, 4/25/2046	1,999,816
3,393,648		Crusade Global Trust 2005-1, Class A1, 4.98%, 6/17/2037	3,391,408
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.77625%, 9/20/2009	4,000,000
3,170,068		Impac CMB Trust 2004-7, Class 1A2, 5.27813%, 11/25/2034	3,177,036
4,530,643		Impac CMB Trust 2004-9, Class 1A2, 5.25813%, 11/25/2034	4,542,933
4,547,342		Master Asset Securitization Trust 2003-8, Class 3A2, 5.21813%, 9/25/2033	4,547,342
2,000,000		Permanent Financing (No. 8) PLC, Class 1C, 5.21%, 6/10/2042	1,999,476
1,878	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	1,483
5,412,459		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	5,250,643
5,000,000		Washington Mutual, Inc., Class A6 2003-ARS, 3.695%, 6/25/2033	4,852,902
6,375,573		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	6,183,310
4,411,818		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034	4,479,715
7,179,760		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.73297%, 7/25/2034	7,097,429
		TOTAL	56,711,825
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $59,584,835)	57,994,736
		U.S. TREASURY--0.1%
500,000	[3]	United States Treasury Bill, 4.35%, 5/4/2006 (identified cost $498,006)	498,047
		MUTUAL FUNDS--4.2% [4]
1,888,610		Federated Mortgage Core Portfolio	18,470,606
247,660		High Yield Bond Portfolio	1,671,708
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,659,278)	20,142,314
Principal Amount			Value
		REPURCHASE AGREEMENT--4.0%
$19,267,000		Interest in $2,500,000,000 joint repurchase agreement 4.83%, dated 3/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $2,501,006,250 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,560,315,050. (AT COST)	$19,267,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $488,546,299) [5]	481,230,382
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(143,656)
		TOTAL NET ASSETS--100%	$481,086,726

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $25,538,419 which represents 5.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At March 31, 2006, these securities amounted to $23,531,485 which represents 4.9% of total net assets.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $488,546,299.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

At March 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] U.S. Treasury Notes 5-Year Futures (Short)	100	10,443,750	June 2006	$ 75,781
[6] U.S. Treasury Notes 2-Year Futures (Short)	325	66,254,297	June 2006	167,578
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS				$243,359

6 Non-income producing.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $20,142,314 of investments in affiliated issuers (Note 5) (identified cost $488,546,299)		$481,230,382
Cash		610
Income receivable		3,092,610
Receivable for shares sold		178,697
TOTAL ASSETS		484,502,299
Liabilities:
Payable for shares redeemed	$2,551,743
Income distribution payable	678,879
Payable for Directors'/Trustees' fee	1,584
Payable for distribution services fee (Note 5)	48,808
Payable for shareholder services fee (Note 5)	48,475
Payable for daily variation margin	25,032
Accrued expenses	61,052
TOTAL LIABILITIES		3,415,573
Net assets for 51,585,525 shares outstanding		$481,086,726
Net Assets Consist of:
Paid-in capital		$580,878,751
Net unrealized depreciation of investments and futures contracts		(7,072,558)
Accumulated net realized loss on investments, options and futures contracts		(92,796,807)
Undistributed net investment income		77,340
TOTAL NET ASSETS		$481,086,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($253,886,415 ÷ 27,225,998 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.33
Offering price per share		$9.33
Redemption proceeds per share		$9.33
Institutional Service Shares:
Net asset value per share ($128,076,187 ÷ 13,731,795 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.33
Offering price per share		$9.33
Redemption proceeds per share		$9.33
Class A Shares:
Net asset value per share ($99,124,124 ÷ 10,627,732 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.33
Offering price per share (100/98.00 of $9.33) [1]		$9.52
Redemption proceeds per share		$9.33

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2006 (unaudited)

Investment Income:
Interest		$12,756,854
Dividends (received from affiliated issuers) (Note 5)		866,093
TOTAL INCOME		13,622,947
Expenses:
Investment adviser fee (Note 5)	$2,056,687
Administrative personnel and services fee (Note 5)	272,992
Custodian fees	19,449
Transfer and dividend disbursing agent fees and expenses	129,698
Directors'/Trustees' fees	5,584
Auditing fees	11,576
Legal fees	3,997
Portfolio accounting fees	69,874
Distribution services fee--Institutional Service Shares (Note 5)	172,464
Distribution services fee--Class A Shares (Note 5)	187,302
Shareholder services fee--Institutional Shares (Note 5)	528,404
Shareholder services fee--Institutional Service Shares (Note 5)	167,704
Shareholder services fee--Class A Shares (Note 5)	156,085
Share registration costs	17,008
Printing and postage	26,483
Insurance premiums	6,749
Taxes	28,422
Miscellaneous	5,670
TOTAL EXPENSES	3,866,148

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,426,001)
Waiver of administrative personnel and services fee	(11,792)
Waiver of distribution services fee--Institutional Service Shares	(34,493)
Waiver of shareholder services fee--Institutional Shares	(528,404)
Reimbursement of shareholder services fee--Institutional Service Shares	(40,040)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,040,730)
Net expenses			$1,825,418
Net investment income			11,797,529
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $346,631 on the sale of investments in affiliated issuers (Note 5))			(3,101,251)
Net realized gain on futures contracts			1,452,730
Net change in unrealized depreciation of investments			1,435,772
Net change in unrealized appreciation of futures contracts			(191,016)
Net realized and unrealized loss on investments and futures contracts			(403,765)
Change in net assets resulting from operations			$11,393,764

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2006	Year Ended 9/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,797,529	$29,528,971
Net realized loss on investments and futures contracts	(1,648,521)	(10,622,476)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,244,756	4,830,593
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,393,764	23,737,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,510,724)	(18,182,702)
Institutional Service Shares	(2,188,308)	(6,285,473)
Class A Shares	(1,881,773)	(5,215,620)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,580,805)	(29,683,795)
Share Transactions:
Proceeds from sale of shares	93,524,276	452,846,819
Net asset value of shares issued to shareholders in payment of distributions declared	7,086,005	15,590,284
Cost of shares redeemed	(416,740,999)	(1,053,112,572)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(316,130,718)	(584,675,469)
Change in net assets	(316,317,759)	(590,622,176)
Net Assets:
Beginning of period	797,404,485	1,388,026,661
End of period (including undistributed (distributions in excess of) net investment income of $77,340 and $(139,384), respectively)	$481,086,726	$797,404,485

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights for the Institutional Shares and the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2006, the Fund had net realized gains on future contracts of $1,452,730. Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2006, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.56813%, 5/25/2029	3/12/1999	$ 239,126
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	$ 362,408
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	$ 697,452
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004 - 5/3/2005	$ 606,095
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.77625%, 9/20/2009	9/14/2004	$4,000,000
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$ 108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	$ 54,157

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	5,617,294	$52,361,501	31,332,660	$292,497,780
Shares issued to shareholders in payment of distributions declared	436,048	4,063,352	819,931	7,663,045
Shares redeemed	(30,636,855)	(285,620,160)	(55,028,171)	(513,807,056)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,583,513)	$(229,195,307)	(22,875,580)	$(213,646,231)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Service Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	3,953,144	$36,850,814	9,430,899	$88,135,887
Shares issued to shareholders in payment of distributions declared	147,630	1,375,584	379,181	3,543,702
Shares redeemed	(8,257,418)	(76,903,352)	(28,995,005)	(270,789,131)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,156,644)	$(38,676,954)	(19,184,925)	$(179,109,542)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Class A Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	462,983	$4,311,961	7,726,028	$72,213,152
Shares issued to shareholders in payment of distributions declared	176,766	1,647,069	469,032	4,383,537
Shares redeemed	(5,817,256)	(54,217,487)	(28,736,302)	(268,516,385)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,177,507)	$(48,258,457)	(20,541,242)	$(191,919,696)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,917,664)	$(316,130,718)	(62,601,747)	$(584,675,469)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At March 31, 2006, the cost of investments for federal tax purposes was $488,546,299. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $7,315,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $741,072 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,056,989.

At September 30, 2005, the Fund had a capital loss carryforward of $82,343,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the Adviser voluntarily waived $1,426,001 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provide that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, FSC voluntarily waived $34,493 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2006, FSC retained $267,297 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended March 31, 2006, FSSC voluntarily waived $528,404 of its fee. For the six months ended March 31, 2006, FSSC retained $11,794 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $40,040 for the six months ended March 31, 2006.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended March 31, 2006 are as follows:

Affiliates	Balance of Shares Held 3/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2006	Value 3/31/2006	Dividend Income
Federated Mortgage Core Portfolio	2,831,892	76,086	1,019,368	1,888,610	$18,470,606	$751,208
High Yield Bond Portfolio	435,543	17,103	204,986	247,660	$ 1,671,708	$114,885

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2006, were as follows:

Purchases	$32,529,164
Sales	$318,400,546

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

28411 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2006		2005	[2]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.35		$9.35		$9.50	$9.65	$9.90	$9.80
Income From Investment Operations:
Net investment income	0.17		0.25		0.25	0.30	0.45	0.65
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.02)		(0.00	) [3]	(0.15)	(0.15)	(0.25)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.25		0.10	0.15	0.20	0.75
Less Distributions:
Distributions from net investment income	(0.17)		(0.25)		(0.25)	(0.30)	(0.45)	(0.65)
Net Asset Value, End of Period	$9.33		$9.35		$9.35	$9.50	$9.65	$9.90
Total Return [4]	1.58%		2.98%		1.24%	1.80%	2.00%	7.91%

Ratios to Average Net Assets:
Net expenses	0.35	% [5]	0.35%		0.35%	0.35%	0.37%	0.35%
Net investment income	3.62	% [5]	2.92%		2.89%	3.28%	4.47%	6.40%
Expense waiver/reimbursement [6]	0.67	% [5]	0.65%		0.65%	0.62%	0.60%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,886		$483,191		$699,984	$823,087	$887,733	$216,859
Portfolio turnover	6%		26%		39%	63%	28%	22%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on December 5, 2005.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2006		2005	[2]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.35		$9.35		$9.50	$9.65	$9.90	$9.80
Income From Investment Operations:
Net investment income	0.15		0.25		0.25	0.30	0.40	0.60
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.02)		(0.00	) [3]	(0.20)	(0.15)	(0.25)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.25		0.05	0.15	0.15	0.70
Less Distributions:
Distributions from net investment income	(0.15)		(0.25)		(0.20)	(0.30)	(0.40)	(0.60)
Net Asset Value, End of Period	$9.33		$9.35		$9.35	$9.50	$9.65	$9.90
Total Return [4]	1.39	% [5]	2.53%		0.78%	1.35%	1.54%	7.43%

Ratios to Average Net Assets:
Net expenses	0.74	% [6]	0.79%		0.80%	0.80%	0.82%	0.80%
Net investment income	3.23	% [6]	2.46%		2.44%	2.87%	4.04%	5.99%
Expense waiver/reimbursement [7]	0.52	% [6]	0.45%		0.45%	0.42%	0.40%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,076		$166,817		$347,433	$614,010	$886,440	$517,941
Portfolio turnover	6%		26%		39%	63%	28%	22%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on December 5, 2005.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on total return. See Notes to Financial Statements (Note 5).

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,015.80	$1.76
Institutional Service Shares	$1,000	$1,013.90	$3.72
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.24	$3.73

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.74%

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	38.6%
Corporate Debt Securities	34.3%
Collateralized Mortgage Obligations	12.1%
U.S. Treasury and Agency Securities [3]	6.0%
Mortgage-Backed Securities [4]	4.9%
Cash Equivalents [5]	4.5%
Other Assets and Liabilities--Net	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

Portfolio of Investments

March 31, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.9%
		Federal National Mortgage Association--5.9%
$9,737,710		FNMA ARM 544848, 4.987%, 4/01/2030	$9,845,263
7,016,878		FNMA ARM 544872, 5.106%, 7/01/2034	7,117,430
2,596,535		FNMA ARM 556379, 5.151%, 5/01/2040	2,600,115
8,179,651		FNMA ARM 618128, 4.546%, 8/01/2033	8,194,391
424,849		FNMA ARM 638822, 5.650%, 6/01/2032	435,000
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $28,351,950)	28,192,199
		ASSET-BACKED SECURITIES--38.6%
		Auto Receivables--16.5%
1,246,995		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,242,929
5,000,000		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010	4,942,299
1,045,859		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,038,049
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	3,439,354
2,343,332		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,319,397
4,830,692		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 4/15/2009	4,789,416
287,825		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	287,759
502,964		Harley-Davidson Motorcycle Trust 2001-3, Class B, 4.07%, 10/15/2009	502,200
679,030		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	661,779
960,904		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	924,841
2,770,824		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 7/15/2012	2,685,214
2,063,501		Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008	2,034,702
6,210,420		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	6,156,476
5,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	4,934,356
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,464,171
711,989		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.70%, 9/15/2008	710,219
8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	7,925,774
779,631		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	753,037
4,442,579		Nissan Auto Lease Trust 2004-A, Class A3, 2.88%, 8/15/2007	4,415,642
1,000,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	993,556
3,500,000		Nissan Auto Receivable Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	3,415,213
5,500,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	5,423,700
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,949,062		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	$2,933,332
9,553,007		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	9,347,825
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	5,944,352
		TOTAL	79,285,592
		Credit Card--8.8%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 4.83875%, 4/16/2012	3,008,919
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 4.77875%, 10/15/2009	5,008,180
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	6,928,696
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 5.70%, 2/9/2009	4,018,280
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 4.87%, 11/25/2013	5,008,786
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 4.99%, 10/7/2013	5,042,776
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,015,377
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.17875%, 9/15/2009	2,510,035
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.79875%, 8/15/2012	6,022,769
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.93875%, 8/15/2012	1,004,258
		TOTAL	42,568,076
		Equipment Lease--3.1%
4,500,512		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	4,428,988
4,500,000		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	4,345,387
2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	2,466,124
2,268,834	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	2,202,902
1,418,021	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,380,572
		TOTAL	14,823,973
		Home Equity Loan--6.6%
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.46813%, 9/25/2034	5,024,220
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.17813%, 7/25/2035	2,524,473
253,044	[1]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.56813%, 5/25/2029	246,114
363,202	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	364,745
58,165		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 3/25/2020	57,956
1,236,626		Countrywide Asset Backed Certificates 2004-4, Class A, 5.18813%, 8/25/2034	1,242,317
2,429,866		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.02625%, 9/20/2023	2,433,478
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$502,541		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.16813%, 3/25/2034	$502,777
257,666		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.05813%, 11/25/2034	257,787
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 5.29813%, 5/25/2034	4,023,752
605,199	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	602,799
878,045		Hasco NIM Trust 2006-OP2A, Class N1, 5.8563%, 11/5/2011	878,045
447,308	[1,2]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 5.01813%, 2/25/2009	447,626
331,203	[1,2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	330,601
520,043		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	513,568
109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	24,054
2,893,452		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.21813%, 11/17/2034	2,904,121
1,149,604		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.14813%, 2/25/2035	1,153,725
4,208,167	[1,2]	Quest Trust 2004 - X1, Class A, 5.14813%, 3/25/2034	4,212,123
1,183,610		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.11813%, 8/25/2033	1,185,274
2,703,247		Saxon Asset Securities Trust 2005-1, Class A1, 5.04813%, 5/25/2035	2,711,445
		TOTAL	31,641,000
		Manufactured Housing--1.6%
1,451,898		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,488,952
5,557,721		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	5,819,587
139,151		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	133,566
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.27%, 6/7/2016	517,113
		TOTAL	7,959,218
		Other--0.6%
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 5.68%, 6/15/2009	3,003,127
		Rate Reduction Bond--1.4%
5,982,449		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	5,833,135
863,796		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	868,161
		TOTAL	6,701,296
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $187,827,700)	185,982,282
Principal Amount			Value
		CORPORATE BONDS--34.0%
		Basic Industry - Chemicals--0.9%
$4,300,000		Praxair, Inc., 2.75%, 6/15/2008	$4,073,295
		Capital Goods - Aerospace & Defense--1.4%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,251,560
4,500,000		General Dynamics Corp., 2.125%, 5/15/2006	4,486,634
		TOTAL	6,738,194
		Capital Goods - Diversified Manufacturing--0.6%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,966,626
		Capital Goods - Environmental--0.6%
3,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	3,026,478
		Communications - Media & Cable--0.6%
3,000,000		Cox Communications, Inc., Note, 5.45%, 12/14/2007	3,020,622
		Communications - Media Noncable--1.8%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.24%, 6/15/2010	4,753,765
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,949,004
		TOTAL	8,702,769
		Communications - Telecom Wireless--1.2%
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,612,709
3,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	3,000,163
		TOTAL	5,612,872
		Communications - Telecom Wirelines--1.8%
4,250,000		AT&T Corp., Note, 5.75%, 5/2/2006	4,251,678
2,000,000		BellSouth Corp., 4.87375%, 11/15/2007	2,002,712
2,290,000		Telecom Italia Capital, Note, 5.16%, 2/1/2011	2,309,360
		TOTAL	8,563,750
		Consumer Cyclical - Automotive--1.6%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,476,903
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.10%, 3/7/2007	4,074,005
		TOTAL	7,550,908
		Consumer Cyclical - Entertainment--0.8%
4,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,806
		Consumer Cyclical - Retailers--0.4%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,033,100
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--1.5%
$4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	$3,940,766
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,419,406
		TOTAL	7,360,172
		Consumer Non-Cyclical Health Care--0.8%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,864,214
		Consumer Non-Cyclical Products--1.0%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,393,319
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,397,837
		TOTAL	4,791,156
		Energy - Independent--0.6%
3,158,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,013,316
		Energy - Integrated--1.1%
2,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	2,457,064
3,000,000		Conoco, Inc., 5.45%, 10/15/2006	3,004,771
		TOTAL	5,461,835
		Financial Institution - Banking--2.9%
4,600,000		PNC Funding Corp., 5.75%, 8/1/2006	4,609,293
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,594,727
4,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	4,484,455
		TOTAL	13,688,475
		Financial Institution - Brokerage--2.7%
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,176,398
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,602,652
		TOTAL	12,779,050
		Financial Institution - Finance Noncaptive--2.4%
7,100,000		American Express Co., 3.75%, 11/20/2007	6,943,889
5,000,000		SLM Corp., Floating Rate Note, 5.61%, 12/15/2014	4,720,300
		TOTAL	11,664,189
		Financial Institution - REITs--1.5%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	2,944,419
4,000,000		Duke Realty Corp., Floating Rate Note, 5.19538%, 12/22/2006	4,000,855
		TOTAL	6,945,274
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt--1.9%
$4,500,000		Ontario, Province of, 2.35%, 6/30/2006	$4,474,219
4,600,000		Quebec, Province of, 5.50%, 4/11/2006	4,600,405
		TOTAL	9,074,624
		Technology--0.5%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,024,591
1,500,000	[1,2]	Oracle Corp., Floating Rate Note, 4.81%, 1/13/2009	1,500,816
		TOTAL	2,525,407
		Transportation - Airlines--1.0%
4,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	4,771,622
		Transportation - Railroads--0.5%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,548,491
		Transportation - Services--0.8%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,898,727
		Utility - Electric--3.1%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,946,486
4,500,000		FPL Group, Inc., 3.25%, 4/11/2006	4,498,768
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,503,355
		TOTAL	14,948,609
		TOTAL CORPORATE BONDS (IDENTIFIED COST $166,694,751)	163,624,581
		MORTGAGE-BACKED SECURITIES--1.1%
		Federal National Mortgage Association--1.1%
2,038,159		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,031,233
863,174		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	881,180
2,563,341		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,616,810
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,662,779)	5,529,223
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.1%
		Federal Home Loan Mortgage Corporation--0.3%
1,689,884		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	93,138
1,185,089		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.09875%, 2/15/2018	1,189,773
		TOTAL	1,282,911
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--11.8%
$329,624		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	$329,727
852,012	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	767,739
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.32625%, 4/1/2014	1,001,779
2,293,405		Countrywide Home Loans 2003-15, Class 1A1, 5.31813%, 6/25/2018	2,295,783
794,876		Countrywide Home Loans 2003-J1, Class 1A7, 5.75%, 3/25/2033	793,304
1,995,853		Countrywide Home Loans 2006-OA5, Class 2A3, 5.18813%, 4/25/2046	1,999,816
3,393,648		Crusade Global Trust 2005-1, Class A1, 4.98%, 6/17/2037	3,391,408
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.77625%, 9/20/2009	4,000,000
3,170,068		Impac CMB Trust 2004-7, Class 1A2, 5.27813%, 11/25/2034	3,177,036
4,530,643		Impac CMB Trust 2004-9, Class 1A2, 5.25813%, 11/25/2034	4,542,933
4,547,342		Master Asset Securitization Trust 2003-8, Class 3A2, 5.21813%, 9/25/2033	4,547,342
2,000,000		Permanent Financing (No. 8) PLC, Class 1C, 5.21%, 6/10/2042	1,999,476
1,878	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	1,483
5,412,459		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	5,250,643
5,000,000		Washington Mutual, Inc., Class A6 2003-ARS, 3.695%, 6/25/2033	4,852,902
6,375,573		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	6,183,310
4,411,818		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034	4,479,715
7,179,760		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.73297%, 7/25/2034	7,097,429
		TOTAL	56,711,825
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $59,584,835)	57,994,736
		U.S. TREASURY--0.1%
500,000	[3]	United States Treasury Bill, 4.35%, 5/4/2006 (IDENTIFIED COST $498,006)	498,047
		MUTUAL FUNDS--4.2% [4]
1,888,610		Federated Mortgage Core Portfolio	18,470,606
247,660		High Yield Bond Portfolio	1,671,708
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,659,278)	20,142,314
Principal Amount			Value
		REPURCHASE AGREEMENT--4.0%
$19,267,000		Interest in $2,500,000,000 joint repurchase agreement 4.83%, dated 3/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $2,501,006,250 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,560,315,050. (AT COST)	$19,267,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $488,546,299) [5]	481,230,382
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(143,656)
		TOTAL NET ASSETS--100%	$481,086,726

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $25,538,419 which represents 5.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At March 31, 2006, these securities amounted to $23,531,485 which represents 4.9% of total net assets.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $488,546,299.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

At March 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] U.S. Treasury Notes 5-Year Futures (Short)	100	10,443,750	June 2006	$ 75,781
[6] U.S. Treasury Notes 2-Year Futures (Short)	325	66,254,297	June 2006	167,578
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS				$243,359

6 Non-income producing.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $20,142,314 of investments in affiliated issuers (Note 5) (identified cost $488,546,299)		$481,230,382
Cash		610
Income receivable		3,092,610
Receivable for shares sold		178,697
TOTAL ASSETS		484,502,299
Liabilities:
Payable for shares redeemed	$2,551,743
Income distribution payable	678,879
Payable for Directors'/Trustees' fee	1,584
Payable for distribution services fee (Note 5)	48,808
Payable for shareholder services fee (Note 5)	48,475
Payable for daily variation margin	25,032
Accrued expenses	61,052
TOTAL LIABILITIES		3,415,573
Net assets for 51,585,525 shares outstanding		$481,086,726
Net Assets Consist of:
Paid-in capital		$580,878,751
Net unrealized depreciation of investments and futures contracts		(7,072,558)
Accumulated net realized loss on investments, options and futures contracts		(92,796,807)
Undistributed net investment income		77,340
TOTAL NET ASSETS		$481,086,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($253,886,415 ÷ 27,225,998 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.33
Offering price per share		$9.33
Redemption proceeds per share		$9.33
Institutional Service Shares:
Net asset value per share ($128,076,187 ÷ 13,731,795 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.33
Offering price per share		$9.33
Redemption proceeds per share		$9.33
Class A Shares:
Net asset value per share ($99,124,124 ÷ 10,627,732 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.33
Offering price per share (100/98.00 of $9.33) [1]		$9.52
Redemption proceeds per share		$9.33

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2006 (unaudited)

Investment Income:
Interest		$12,756,854
Dividends (received from affiliated issuers) (Note 5)		866,093
TOTAL INCOME		13,622,947
Expenses:
Investment adviser fee (Note 5)	$2,056,687
Administrative personnel and services fee (Note 5)	272,992
Custodian fees	19,449
Transfer and dividend disbursing agent fees and expenses	129,698
Directors'/Trustees' fees	5,584
Auditing fees	11,576
Legal fees	3,997
Portfolio accounting fees	69,874
Distribution services fee--Institutional Service Shares (Note 5)	172,464
Distribution services fee--Class A Shares (Note 5)	187,302
Shareholder services fee--Institutional Shares (Note 5)	528,404
Shareholder services fee--Institutional Service Shares (Note 5)	167,704
Shareholder services fee--Class A Shares (Note 5)	156,085
Share registration costs	17,008
Printing and postage	26,483
Insurance premiums	6,749
Taxes	28,422
Miscellaneous	5,670
TOTAL EXPENSES	3,866,148

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,426,001)
Waiver of administrative personnel and services fee	(11,792)
Waiver of distribution services fee--Institutional Service Shares	(34,493)
Waiver of shareholder services fee--Institutional Shares	(528,404)
Reimbursement of shareholder services fee--Institutional Service Shares	(40,040)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,040,730)
Net expenses			$1,825,418
Net investment income			11,797,529
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $346,631 on the sale of investments in affiliated issuers (Note 5))			(3,101,251)
Net realized gain on futures contracts			1,452,730
Net change in unrealized depreciation of investments			1,435,772
Net change in unrealized appreciation of futures contracts			(191,016)
Net realized and unrealized loss on investments and futures contracts			(403,765)
Change in net assets resulting from operations			$11,393,764

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2006	Year Ended 9/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,797,529	$29,528,971
Net realized loss on investments and futures contracts	(1,648,521)	(10,622,476)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,244,756	4,830,593
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,393,764	23,737,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,510,724)	(18,182,702)
Institutional Service Shares	(2,188,308)	(6,285,473)
Class A Shares	(1,881,773)	(5,215,620)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,580,805)	(29,683,795)
Share Transactions:
Proceeds from sale of shares	93,524,276	452,846,819
Net asset value of shares issued to shareholders in payment of distributions declared	7,086,005	15,590,284
Cost of shares redeemed	(416,740,999)	(1,053,112,572)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(316,130,718)	(584,675,469)
Change in net assets	(316,317,759)	(590,622,176)
Net Assets:
Beginning of period	797,404,485	1,388,026,661
End of period (including undistributed (distributions in excess of) net investment income of $77,340 and $(139,384), respectively)	$481,086,726	$797,404,485

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights for the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2006, the Fund had net realized gains on future contracts of $1,452,730. Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2006, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.56813%, 5/25/2029	3/12/1999	$ 239,126
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	$ 362,408
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	$ 697,452
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004 - 5/3/2005	$ 606,095
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.77625%, 9/20/2009	9/14/2004	$4,000,000
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$ 108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	$ 54,157

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	5,617,294	$52,361,501	31,332,660	$292,497,780
Shares issued to shareholders in payment of distributions declared	436,048	4,063,352	819,931	7,663,045
Shares redeemed	(30,636,855)	(285,620,160)	(55,028,171)	(513,807,056)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,583,513)	$(229,195,307)	(22,875,580)	$(213,646,231)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Service Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	3,953,144	$36,850,814	9,430,899	$88,135,887
Shares issued to shareholders in payment of distributions declared	147,630	1,375,584	379,181	3,543,702
Shares redeemed	(8,257,418)	(76,903,352)	(28,995,005)	(270,789,131)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,156,644)	$(38,676,954)	(19,184,925)	$(179,109,542)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Class A Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	462,983	$4,311,961	7,726,028	$72,213,152
Shares issued to shareholders in payment of distributions declared	176,766	1,647,069	469,032	4,383,537
Shares redeemed	(5,817,256)	(54,217,487)	(28,736,302)	(268,516,385)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,177,507)	$(48,258,457)	(20,541,242)	$(191,919,696)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,917,664)	$(316,130,718)	(62,601,747)	$(584,675,469)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At March 31, 2006, the cost of investments for federal tax purposes was $488,546,299. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $7,315,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $741,072 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,056,989.

At September 30, 2005, the Fund had a capital loss carryforward of $82,343,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the Adviser voluntarily waived $1,426,001 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provide that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, FSC voluntarily waived $34,493 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2006, FSC retained $267,297 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended March 31, 2006, FSSC voluntarily waived $528,404 of its fee. For the six months ended March 31, 2006, FSSC retained $11,794 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $40,040 for the six months ended March 31, 2006.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended March 31, 2006 are as follows:

Affiliates	Balance of Shares Held 3/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2006	Value 3/31/2006	Dividend Income
Federated Mortgage Core Portfolio	2,831,892	76,086	1,019,368	1,888,610	$18,470,606	$751,208
High Yield Bond Portfolio	435,543	17,103	204,986	247,660	$ 1,671,708	$114,885

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2006, were as follows:

Purchases	$32,529,164
Sales	$318,400,546

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q754
Cusip 31428Q747

G02603-01 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        May 22, 2006

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        May 22, 2006